Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Stock Options

A summary of the status of the Company’s stock options at March 31, 2013, 2012 and 2011 and changes during the year ended on those dates is as follows.

	Options Outstanding
	Number of options	Weighted-average exercise price per option	Average remaining contractual life in years	Aggregate intrinsic value
Balance at March 31, 2010	—	$—	—	$—
Granted	1,444,500	16.22	—
Exercised	—	—	—
Forfeited	(28,500)	15.61	—

Balance at March 31, 2011	1,416,000	$16.24	4.37	$152
Granted	2,172,828	5.54	—
Exercised	—	—	—
Forfeited	(588,171)	13.06	—

Balance at March 31, 2012	3,000,657	$9.11	3.97	$—
Granted	1,172,000	1.50	—
Exercised	—	—	—
Forfeited	(1,084,462)	7.39	—

Balance at March 31, 2013	3,088,195	$6.86	3.42	$37

Exercisable at March 31, 2013	287,612	$14.56	—	$—

Schedule of Weighted Average Fair Value of Stock Options Granted

The weighted-average fair value of the stock options granted was calculated using the BSM option-pricing model with the following assumptions.

	Year ended March 31,
	2013	2012	2011
Fair value of stock options granted during the year	$0.72	$2.00	$5.59
Assumptions
Risk-free interest rate	0.49% - 0.89%	0.60% - 1.43%	0.96% - 1.49%
Volatility	62.15 - 64.67%	45.00%	45.00%
Expected life in years	4.0	4.0	4.0
Expected dividend yield	0.00%	0.00%	0.00%

Schedule of Change in Accounting Policy on Consolidated Statement of Operations and Consolidated Balance Sheets

The following tables show the effects of the change in accounting policy on the consolidated statements of operations and consolidated balance sheets.

Consolidated Statements of Operations

	March 31, 2013		March 31, 2012		March 31, 2011
	As computed under straight-line method	As reported under graded method	As reported under straight-line method(1)	As adjusted under graded method	As reported under straight-line method(1)	As adjusted under graded method
Selling, marketing and administration	$170,705	$170,871	$180,326	$180,837	$182,499	$182,910
Research and development	48,776	48,811	49,807	50,032	51,333	51,431
Net (loss) income	(54,294)	(54,495)	31,780	31,044	69,355	68,846
(Loss) income per share
Basic	$(0.45)	$(0.45)	$0.26	$0.25	$0.53	$0.53
Diluted	$(0.45)	$(0.45)	$0.26	$0.25	$0.53	$0.53

(1)	As reported figures reflect certain reclassifications that have been made to conform to current period’s presentation.

Consolidated Balance Sheets

	March 31, 2013		March 31, 2012
	As computed under straight-line method	As adjusted under graded method	As reported under straight- line method	As adjusted under graded method
Additional paid-in capital	$41,317	$41,518	$32,864	$34,109
Deficit	$(785,629)	$(785,830)	$(730,090)	$(731,335)

Schedule of Deferred Share Units

A summary of the status of the Company’s DSUs at March 31, 2013, 2012 and 2011 and changes during the years then ended is as follows.

	Year ended March 31,
	2013	2012	2011
	Number of DSUs
Balance at beginning of year	30,000	—	—
Granted	30,000	30,000	—
Exercised	—	—	—
Forfeited	—	—	—

Balance at end of year	60,000	30,000	—

Schedule of Restricted Share Units

A summary of the status of the Company’s RSUs at March 31, 2013, 2012 and 2011 and changes during the years then ended is as follows.

	Year ended March 31,
	2013	2012	2011
	Number of RSUs
Balance at beginning of year	595,075	—	—
Granted	2,680,000	655,100	—
Exercised	(140,313)	—	—
Forfeited	(1,215,301)	(60,025)	—

Balance at end of year	1,919,461	595,075	—